Derivative Financial Instruments - Summary of Notional Amount of Derivatives and Carrying Amount of Cash and Deposit Liabilities Designated as Hedging Instruments (Detail) - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[1]	$ 12,671,365	$ 9,058,165
Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	585,965	532,645
Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	240,588	195,239
Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Currency or interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	420
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	139,504	115,373
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	28,919	29,166
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	148,001	163,101
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	266
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Cash [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	92	74
Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Equity price risk [member] | Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	1,284	965
Deposit liabilities - carrying amount [member] | Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency deposit liabilities [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	6,287	7,571
Deposit liabilities - carrying amount [member] | Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	20,604	21,156
Within one year [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount		6,652,699	3,799,022
Within one year [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	189,534	146,893
Within one year [member] | Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	53,192	32,689
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	57,151	29,411
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	6,542	5,516
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	44,824	50,198
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	266
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Cash [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	92	74
Within one year [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Equity price risk [member] | Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	576	278
Within one year [member] | Deposit liabilities - carrying amount [member] | Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency deposit liabilities [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	6,287	7,571
Within one year [member] | Deposit liabilities - carrying amount [member] | Hedges of net investment in foreign operations [member] | Currency risk [member] | Foreign currency forward contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	20,604	21,156
One to five years [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount		3,945,187	3,514,791
One to five years [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	334,523	322,998
One to five years [member] | Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	155,430	137,123
One to five years [member] | Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Currency or interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	420
One to five years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	73,038	72,802
One to five years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	16,892	19,291
One to five years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	88,035	93,095
One to five years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Equity price risk [member] | Total return swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	708	687
Over five years [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount		2,073,479	1,744,352
Over five years [member] | Deposit liabilities - carrying amount [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	61,908	62,754
Over five years [member] | Deposit liabilities - carrying amount [member] | Fair value hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	31,966	25,427
Over five years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Interest rate risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	9,315	13,160
Over five years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency or interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	5,485	4,359
Over five years [member] | Deposit liabilities - carrying amount [member] | Cash flow hedges [member] | Currency risk [member] | Swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Derivative notional amount	[2]	$ 15,142	$ 19,808

[1]	The notional amounts represent the amount to which a rate or price is applied to determine the amount of cash flows to be exchanged.
[2]	Notional amounts relating to derivatives that are hedging multiple risks in both assets and liabilities are included in more than one category.